Semi
Annual
Report

[GRAPHIC OMITTED]

                                JANUARY 31, 2003

FRANKLIN FLOATING RATE TRUST

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FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

               THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR
             INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL
               SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE
                     PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO
                               SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
CHARLES B. JOHNSON

CHAIRMAN
FRANKLIN FLOATING RATE TRUST

EDELIVERY DETAILS:
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

SHAREHOLDER LETTER

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YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN FLOATING RATE TRUST'S PRIMARY
GOAL IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AND PRESERVATION OF CAPITAL AS IS CONSISTENT WITH INVESTMENT PRIMARILY IN SENIOR SECURED CORPORATE LOANS AND CORPORATE DEBT SECURITIES WITH FLOATING INTEREST RATES.

--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Floating Rate Trust covers the period ended January 31, 2003.

ECONOMIC OVERVIEW

During the six months under review, the U.S. economy rebounded from 2001's lingering recession. The economy, as measured by gross domestic product (GDP) growth, expanded at a healthy 4.0% annualized rate in the third quarter. The annualized GDP growth rate fell sharply to an estimated 1.4% in the fourth quarter, however, as consumer spending slowed to its weakest pace in more than a decade.

CONTENTS

Shareholder Letter ...............   1

Performance Summary ..............   7

Financial Highlights &
Statement of Investments .........   8

Financial Statements .............  20

Notes to
Financial Statements .............  23

[GRAPHIC OMITTED] FUND CATEGORY
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:
Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 9.

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------

[SIDEBAR]

WHAT ARE SYNDICATED BANK LOANS?
SYNDICATED BANK LOANS ARE TYPICALLY SECURED, FLOATING RATE LOANS TO CORPORATE BORROWERS MADE BY A GROUP, OR SYNDICATE, OF BANKS AND OTHER LENDERS. A GROUP OF LENDERS PROVIDES CAPITAL TO COMPANIES FOR VARIED PURPOSES, SUCH AS MERGER AND ACQUISITION ACTIVITY, LEVERAGED BUYOUTS OR REFINANCINGS. BORROWING RATES ARE GENERALLY PEGGED TO AN INDEX, SUCH AS LIBOR, THE LONDON INTERBANK OFFERED RATE.

Interest rates remained at historically low levels largely due to aggressive action by the Federal Reserve Board (the Fed). In November 2002, the Fed cut the federal funds target rate 50 basis points (0.50%) to 1.25%, the lowest level in more than 40 years. Short-term interest rates, as measured by the 3-month London InterBank Offered Rate (LIBOR), the benchmark underlying many of the Fund's floating rate loans, fell from 1.82% at the beginning of the reporting period to 1.35% on January 31, 2003. Long-term rates also dipped, and the yield on the 10-year Treasury note fell from 4.51% to 4.00%.

U.S. equity markets experienced significant volatility during the reporting period. Initially declining, they staged a brief recovery before falling again. Overall, the Dow Jones Industrial Average fell from 8736.59 on July 31, 2002, to 8053.81 at period-end.

SYNDICATED BANK LOAN MARKET

The six-month reporting period was another volatile period for the bank loan market. Total issuance, including investment-grade issues, diminished due to high default rates, accounting irregularities and sector-specific difficulties in industries like telecommunications and utilities. According to Standard & Poor's, however, leveraged loan issuance for all of 2002 was actually the same as 2001, indicating that the problems in the investment-grade market benefited the leveraged loan segment to some extent.

After a very strong second quarter 2002, which saw numerous refinancings, the leveraged loan market took a breather at the beginning of the summer. By late summer, lack of demand sent secondary prices tumbling, closing the primary market to all but the highest quality new issues. As has become commonplace in the hot-and-cold loan market, however, a turnaround was soon at hand thanks to a recovery in equity and high yield markets. By early fall, market tone began to improve, and a number of new deals -- including several leveraged buyouts -- were well received. In addition, buyers started to express interest in discounted loans in the secondary market. After hitting lows in early November, secondary prices recovered somewhat by the end of the reporting period.

Default rates improved during the period, falling to 6% at the end of 2002, down from a peak of 7.4% in June 2002. At year-end 2002, the default rate, as measured by number of issuers, was at its lowest level since May 2000. 1

Over the past six months, the loan market started to resemble the high yield bond market, with many deals restructured to meet market demands. Final interest rate spreads and price discounts were often very different from originally proposed terms. By the beginning of 2003, spreads started to tighten a bit, reflecting investors' willingness to accept more risk. This opening of the high yield market also tightened pricing a bit, and some companies had the option of issuing high yield bonds to meet their capital needs. The pipeline of new deals remained surprisingly strong in early 2003, reflecting the market's ability to absorb new issues and refinance older loans.

TOP 10 HOLDINGS
1/31/03

COMPANY                               % OF TOTAL
SECTOR/INDUSTRY                       NET ASSETS
------------------------------------------------
Wyndham International Inc.                  2.4%
HOTELS, RESORTS & CRUISELINES

Loews Cineplex
Entertainment Corp.                         2.1%
MOVIES & ENTERTAINMENT

Arch Wireless Inc.                          1.9%
WIRELESS COMMUNICATIONS

Vertis Inc.                                 1.7%
COMMERCIAL PRINTING & FORMS

Tenneco Automotive Inc.                     1.6%
AUTO PARTS: O.E.M.

Alabama Pine & Pulp                         1.6%
PULP & PAPER

Adelphia Communications                     1.5%
CABLE & SATELLITE TELEVISION

Charter Communications
CCVI & CCVII                                1.4%
CABLE & SATELLITE TELEVISION

Southern California Edison Co.              1.3%
ELECTRIC UTILITIES

Ashtead Group                               1.2%
RENTAL & LEASING COMPANIES

1. Source: Standard & Poor's, www.pmdzone.com.

DIVIDEND DISTRIBUTIONS*
8/1/02-1/31/03

                                DIVIDEND
MONTH                          PER SHARE
----------------------------------------------

August                       3.3879 cents

September                    3.0826 cents

October                      3.5225 cents

November                     3.4159 cents

December                     3.8568 cents

January                      3.5885 cents

----------------------------------------------
TOTAL                       20.8542 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

PORTFOLIO NOTES

Within this environment, Franklin Floating Rate Trust posted a +0.75% cumulative total return for the six months ended January 31, 2003, as shown in the Performance Summary on page 7. The Fund's share price, as measured by net asset value, declined from $8.31 on July 31, 2002, to a low of $8.00 in mid-November as the bank loan market seemed to bottom out, before ending the period at $8.16.

During the six months under review, we continued to pursue our strategy of focusing on providing loans to companies with strong cash flow, franchise value and asset coverage. Consistent with that approach, we invested in the Dex Media East bank facility, which funded the leveraged buyout of Qwest's yellow page directory business. Qwest, a financially troubled telephone company serving areas in the western U.S., desperately needed to raise cash to reduce debt, and two major leveraged buyout firms agreed to buy the firm's yellow page directories business in two parts. We invested in the bank loan that financed the first transaction. We felt that the inherently stable nature of the yellow page business and strong collateral value -- including the right to be Qwest's official yellow page publisher and the use of the Qwest yellow page brand name -- made the loan attractive.

We also participated in refinancing the bank debt of PerkinElmer, a leading provider of scientific instruments, consumables and services to the pharmaceutical, biomedical, environmental testing and general industrial industries. We found the bank debt attractive due to the company's leading market position and diversified product offering, as well as its global reach.

MDCP Acquisitions, the largest European-based integrated manufacturer of containerboard, corrugated containers and other paper-based packaging products, was another of the Fund's new investments during the period. We found the MDCP senior credit issues attractive due to their strong underlying security package and significant asset coverage. Additionally, we believe MDCP benefits from an internationally experienced management team with local expertise in each of MDCP's geographic markets, including Europe, North America and Latin America.

Lastly, the Fund also invested in the debt of Integrated Defense Technologies
(IDT), a leading supplier of defense electronics whose products are installed on front-line defense platforms and used by all branches of the U.S. military. We felt comfortable lending to IDT because its products are viewed by the military as "mission critical," giving the company a stable base of funding. Moreover, IDT's management believes that its large base of installed products provides ample opportunity for future growth and diversification of the company's program and customer base, as well as significant opportunities for follow-on business.

Looking forward, we will continue our strategy of holding loans from companies that we believe have strong market positions and asset coverage. We are cautiously optimistic on the leveraged loan market. The economy appears to be in the midst of a shallow but solid recovery and interest rates remain very low, but potentially poised to increase. With its relatively stable share price and potential for high, current income, we believe the Fund is an attractive investment for those seeking to diversify portfolios heavily weighted in equities.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------


We appreciate your investment in Franklin Floating Rate Trust and welcome any comments or suggestions you might have.

Sincerely,

/S/ C B Johnson
Charles B. Johnson
Chairman

/S/Chauncey Lufkin
Chauncey Lufkin
Chief Investment Officer

/S/Richard D'Addario
Richard D'Addario
Portfolio Manager

Franklin Floating Rate Trust

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information provided is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/03

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION

                                    CHANGE          1/31/03     7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)               -$0.15           $8.16       $8.31
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                     $0.208542


PERFORMANCE

                                                                                         INCEPTION
                                                6-MONTH     1-YEAR         5-YEAR        (10/10/97)
---------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +0.75%      -2.55%         +17.82%        +19.96%
Average Annual Total Return 2                   -0.24%      -3.47%          +3.33%         +3.49%
Avg. Ann. Total Return (12/31/02) 3                         -4.30%          +3.23%         +3.34%
Distribution Rate 4                                     5.18%
30-Day Standardized Yield 5                             6.87%



--------------------------------------------------------------------------------
Shares repurchased within 18 months of investment are subject to 1% early withdrawal charge. The Fund's manager agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 18 months of purchase. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. The distribution rate is based on the annualization of daily distributions totaling 3.4723 cents per share during the last 30 days of January and the $8.16 NAV on 1/31/03.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 1/31/03.

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN FLOATING RATE TRUST

Financial Highlights


                                             SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                             JANUARY 31, 2003  ----------------------------------------------------
                                                (UNAUDITED)      2002       2001       2000       1999       1998 d
                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......         $8.30      $9.24      $9.85      $9.98     $10.04     $10.00
                                             ----------------------------------------------------------------------
Income from investment operations:
 Net investment income .....................          .183       .568 c     .875       .839       .700       .482
 Net realized and unrealized gains (losses)          (.114)     (.927) c   (.606)     (.130)     (.060)      .040
                                             ----------------------------------------------------------------------
Total from investment operations ...........          .069      (.359)      .269       .709       .640       .522
                                             ----------------------------------------------------------------------
Less distributions from net investment income        (.209)     (.581)     (.879)     (.839)     (.700)     (.482)
                                             ----------------------------------------------------------------------
Net asset value, end of period .............         $8.16      $8.30     $9.24       $9.85     $ 9.98     $10.04
                                             ======================================================================

Total return a .............................          .75%    (3.95)%      2.80%      7.39%      6.62%     5.33%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........    $1,291,302 $1,779,930 $2,832,188 $2,541,497 $1,106,363  $168,537
Ratios to average net assets:
 Expenses ..................................         1.35% b    1.32%      1.36%      1.35%      1.39%      1.32% b
 Expenses excluding waiver and payments
 by affiliate ..............................         1.35% b    1.32%      1.36%      1.35%      1.41%      1.76% b
 Net investment income .....................         4.64% b    6.58% c    9.07%      8.51%      6.93%      6.06% b
Portfolio turnover rate ....................        15.72%     62.21%     84.15%     66.27%     63.29%     45.32%



aTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
bAnnualized
cEffective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

    Net investment income per share ................................ $(.008)
    Net realized and unrealized gains (losses) per share ...........   .008
    Ratio of net investment income to average net assets ...........   (.07)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
dFor period October 10, 1997 (effective date) to July 31, 1998.

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
      BONDS 2.3%
      FINANCIAL CONGLOMERATES .5%
      Finova Group Inc., 7.50%, 11/15/09 .......................................   $ 17,086,000        $    6,279,105
                                                                                                       --------------
      HOSPITAL/NURSING MANAGEMENT .2%
      Genesis Health Ventures Inc., 6.38%, 4/02/07 .............................      3,326,596             3,127,000
                                                                                                       --------------
      WIRELESS COMMUNICATIONS 1.6%
      Arch Wireless Inc.,
        Senior secured note, 10.00%, 5/15/07 ...................................     11,231,661            11,035,107
        Senior sub. note, PIK, 12.00%, 5/15/09 .................................     12,730,030             9,865,773
                                                                                                       --------------
                                                                                                           20,900,880
                                                                                                       --------------
      TOTAL BONDS (COST $76,728,738) ...........................................                           30,306,985
                                                                                                       --------------
   b  SENIOR FLOATING RATE INTERESTS 77.7%
      ADVERTISING/MARKETING SERVICES .7%
      Adams Outdoor Advertising Inc., Term Loan B, 4.868 - 4.87%, 12/26/07 .....      2,670,000             2,679,457
      DIMAC Holdings,
    c   Term Loan A, 7.25%, 12/31/05 ...........................................      2,092,640                    --
    c   Term Loan B, 7.25%, 9/30/03 ............................................        558,337                16,750
      DIMAC Marketing Partners,
    c   Revolver, 7.25%, 7/01/03 ...............................................        233,270                    --
    c   Term Loan B, 7.25%, 1/01/05 ............................................      1,366,068                    --
      Lamar Media Corp., Term Loan A, 3.375%, 3/01/06 ..........................      6,493,145             6,411,981
                                                                                                       --------------
                                                                                                            9,108,188
                                                                                                       --------------
      AEROSPACE & DEFENSE 2.3%
      Aerostructures Corp., Term Loan, 5.59%, 11/05/08 .........................      1,000,000               991,250
      Hexcel Corp., Term Loan B, 5.625 - 5.938%, 9/14/05 .......................        964,499               945,209
      Integrated Defense Technology Inc., Term Loan B, 5.40 - 5.757%, 3/04/08 ..      8,977,472             8,910,141
      Raytheon Aerospace LLC, Term Loan B, 5.40%, 6/29/07 ......................      3,491,198             3,456,286
      Titan Corp., Term Loan B, 4.11 - 5.75%, 2/23/06 ..........................      9,452,500             9,452,500
      United Defense Industries Inc., Term Loan B, 3.60%, 8/13/09 ..............        816,504               819,274
      Veridian Corp., Term Loan, 4.59 - 5.08%, 6/05/08 .........................      1,980,021             1,987,693
      Vought Aircraft Industries, Term Loan X, 4.34%, 12/01/06 .................      2,580,000             2,528,400
                                                                                                       --------------
                                                                                                           29,090,753
                                                                                                       --------------
      AGRICULTURAL COMMODITIES/MILLING .1%
      Hines Nurseries Inc., Term Loan B, 5.438%, 2/28/05 .......................      1,534,063             1,534,063
                                                                                                       --------------
      ALTERNATIVE POWER GENERATION .1%

      Headwaters Inc., Term Loan B, 5.91%, 9/12/07 .............................      1,872,581             1,844,492
                                                                                                       --------------
      APPAREL/FOOTWEAR .5%
      Levi Strauss & Co., Term Loan B, 7.25%, 7/31/06 ..........................      6,000,000             6,030,000
      St. John Knits Inc., Term Loan B, 4.375%, 7/31/07 ........................        758,707               759,339
                                                                                                       --------------
                                                                                                            6,789,339
                                                                                                       --------------
      AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER 3.5%
      Dayco Products LLC, Term Loan B, 4.66 - 4.99%, 5/31/07 ...................      3,817,309             3,775,319
      GenCorp Inc., Term Loan B, 5.188%, 3/28/07 ...............................      1,995,000             1,985,025
      Metaldyne, Term Loan D, 4.375%, 12/31/09 .................................      9,987,500             9,650,422


FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER (CONT.)
      SPX Corp.,
         Term Loan B, 3.688%, 9/30/09 ..........................................   $  3,076,875        $    3,070,721
         Term Loan C, 3.938%, 12/31/07 .........................................      5,128,125             5,117,869
      Tenneco Automotive Inc.,
         Term Loan B, 5.69%, 11/04/07 ..........................................     11,517,802            10,440,069
         Term Loan C, 5.94%, 5/04/08 ...........................................     11,517,802            10,440,069
                                                                                                       --------------
                                                                                                           44,479,494
                                                                                                       --------------
      BROADCASTING 2.0%
      Benedek Broadcasting Corp., Term Loan B, 1.439%, 11/20/07 ................         43,182                43,092
      Comcorp Broadcasting, Term Loan, 11.75%, 3/31/03 .........................      3,185,651             2,739,660
      Comcorp Holdings, Term Loan, 10.875 - 12.75%, 9/30/03 ....................      4,714,710             4,054,651
      Cumulus Media Inc., Term Loan B, 4.375%, 3/28/10 .........................        500,000               503,542
      Emmis Communications Corp., Term Loan A, 3.875%, 2/28/09 .................      2,569,763             2,578,598
      Emmis Operating Co., Term Loan B, 3.625%, 8/31/09 ........................      2,081,088             2,094,746
      Quorum Broadcasting, Term Loan B, 5.90%, 9/30/07 .........................      8,118,407             7,123,902
      Radio One Inc., Term Loan A, 2.67%, 6/30/07 ..............................      3,000,000             2,925,000
      Sinclair Broadcast Group Inc., Term Loan B, 3.625%, 12/31/09 .............      1,000,000             1,002,902
      White Knight Broadcasting, Term Loan B, 11.75%, 3/31/03 ..................      3,516,334             3,024,047
                                                                                                       --------------
                                                                                                           26,090,140
                                                                                                       --------------
      BUILDING PRODUCTS 1.3%
      Masonite International Corp., Term Loan C, 4.188%, 8/31/08 ...............      2,972,316             2,975,660
      Tapco International,
        Term Loan B, 4.40%, 7/23/07 ............................................      7,401,989             7,346,474
        Term Loan C, 4.65%, 7/23/08 ............................................      6,195,739             6,149,271
                                                                                                       --------------
                                                                                                           16,471,405
                                                                                                       --------------
      CABLE/SATELLITE TELEVISION 8.6%
      Century Cable (Adelphia),
        Discretionary Term Loan, 6.25%, 12/31/09 ...............................      3,000,000             2,143,500
        Term Loan, 6.25%, 6/30/09 ..............................................      1,000,000               732,750
      Charter Communications CCVI,
      d Revolver, .50 - 2.89%, 5/12/08 .........................................        875,000               705,834
        Term Loan A, 2.87%, 5/12/08 ............................................      1,125,000               880,313
        Term Loan B, 3.87%, 11/12/08 ...........................................     17,500,000            13,825,000
      Charter Communications CCVIII, Term Loan B, 4.13%, 2/02/08 ...............      2,885,221             2,428,996
      Hughes Electronics, Term Loan, 5.86%, 8/31/03 ............................     12,000,000            12,022,500
      Insight Midwest Holdings, Term Loan B, 4.563%, 12/31/09 ..................     10,000,000             9,697,500
      MCC Iowa (Broadband), Term Loan B1, 4.06 - 4.11%, 9/12/10 ................      3,000,000             2,931,876
      Mediacom Illinois, Term Loan B, 3.84%, 12/31/08 ..........................      4,987,500             4,874,244
      Olympus Cable Holdings (Adelphia), Term Loan B, 6.25%, 9/30/10 ...........      2,000,000             1,618,500
      PanAmSat Corp., Term Loan B, 4.84%, 12/31/08 .............................     13,000,000            12,813,125
      Pegasus Media & Communications, Term Loan B, 5.313%, 4/30/05 .............     12,652,723            11,324,187
      Satelites Mexicanos, Term Loan C, 144A, 5.88%, 6/30/04 ...................      5,528,000             4,256,560
      UCA-HHC (Adelphia), Term Loan B, 5.50%, 3/31/08 ..........................     20,935,000            14,549,825
      UPC Distribution Holdings BV, Term Loan C2, 6.88%, 3/31/09 ...............     11,500,000             7,978,125
      Videotron Itee, Term Loan B, 4.159 - 4.17%, 12/01/09 .....................      8,682,052             8,465,001
                                                                                                       --------------
                                                                                                          111,247,836
                                                                                                       --------------

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
    b SENIOR FLOATING RATE INTERESTS (CONT.)
      CASINOS/GAMING 1.3%
      Ameristar Casinos Inc., Term Loan B, 4.125 - 4.188%, 12/20/06 ............   $  3,369,847        $    3,387,960
      Greektown Casinos LLC,
        Term Loan B, 5.125 - 5.188%, 11/16/04 ..................................      3,423,429             3,429,848
        Term Loan C, 5.188%, 11/16/04 ..........................................      1,496,224             1,501,834
      Isle of Capri, Term Loan B, 3.90 - 3.92%, 3/26/08 ........................        992,500               994,672
      Marina District Finance Co. Inc., Term Loan B, 5.40 - 5.76%, 12/31/07 ....      3,000,000             2,977,500
      Scientific Games Corp., Term Loan B, 4.85%, 12/10/08 .....................      5,000,000             5,003,125
                                                                                                       --------------
                                                                                                           17,294,939
                                                                                                       --------------
      CHEMICALS: SPECIALTY 1.5%
      Arteva B.V. (Kosa), Term Loan B, 4.65%, 12/31/06 .........................      3,706,258             3,668,617
      FMC Corp., Term Loan B, 6.11%, 10/21/07 ..................................      5,000,000             5,068,750
      Geo Specialty Chemicals, Term Loan B, 7.00%, 12/31/07 ....................      1,000,000               923,333
      Ineos Group Ltd., Term Loan C, 5.258%, 6/30/09 ...........................      2,363,204             2,359,512
      Noveon Inc., Term Loam B, 4.938 - 5.00%, 9/30/08 .........................      4,925,000             4,938,632
      OM Group Inc., Term Loan C, 6.75%, 4/01/06 ...............................      1,990,000             1,875,575
      Sovereign Specialty Chemicals Inc., Term Loan B, 5.89 - 7.75%, 12/31/07 ..      1,000,000               940,000
                                                                                                       --------------
                                                                                                           19,774,419
                                                                                                       --------------
      COAL .9%
      Arch Western Resources LLC, Term Loan B, 4.35 - 4.85%, 4/18/08 ...........     12,000,000            12,007,500
                                                                                                       --------------
      COMMERCIAL PRINTING/FORMS 3.3%
      American Reprographics, Term Loan B, 5.14%, 4/10/08 ......................     16,046,675            15,926,325
      Moore North America Inc., Term Loan B, 4.39 - 4.41%, 8/02/08 .............      5,385,000             5,405,194
      Vertis Inc.,
        Bridge Term Loan, 13.50%, 12/09/09 .....................................     16,305,556            15,653,333
        Term Loan B, 5.188 - 5.625%, 12/09/08 ..................................      6,133,233             6,006,735
                                                                                                       --------------
                                                                                                           42,991,587
                                                                                                       --------------
      CONSUMER SUNDRIES .7%
      Church & Dwight Co., Term Loan B, 3.88%, 5/27/09 .........................        995,000             1,001,322
      Playtex Products Inc.,
      d Revolver, .50 - 2.75%, 5/31/07 .........................................      4,944,444             4,845,556
        Term Loan C, 3.629 - 3.63%, 5/31/09 ....................................      1,492,500             1,489,934
      United Industries Corp., Term Loan B, 5.34%, 1/20/06 .....................        997,421               999,291
                                                                                                       --------------
                                                                                                            8,336,103
                                                                                                       --------------
      CONTAINERS/PACKAGING 3.0%
      Berry Plastics, Term Loan, 4.634%, 7/22/10 ...............................        992,506               997,624
      Constar International Inc., Term Loan B, 6.50%, 11/20/09 .................      4,987,500             4,999,969
      Graham Packaging Co.,
        Term Loan B, 3.75%, 1/31/06 ............................................      1,936,440             1,917,227
        Term Loan C, 3.938%, 1/31/07 ...........................................      1,604,479             1,588,559
        Term Loan D, 4.00 - 4.188%, 1/31/07 ....................................      8,293,086             8,218,299
      Greif Brothers Corp., Term Loan B, 3.59%, 8/15/09 ........................        995,000               997,799

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      CONTAINERS/PACKAGING (CONT.)
      Impress Metal, Term Loan G, 4.644%, 12/31/06 .............................   $  3,428,042        $    3,359,481
      Owens-Illinois Group Inc., Term Loan, 3.39%, 3/31/04 .....................      4,572,187             4,547,694
      Stone Container Corp.,
        Term Loan B, 3.875%, 7/25/09 ...........................................      5,846,154             5,787,692
        Term Loan C, 3.875%, 7/25/09 ...........................................      2,153,846             2,135,000
      Tekni-Plex Inc., Term Loan B, 4.875%, 6/21/08 ............................      4,875,000             4,797,814
                                                                                                       --------------
                                                                                                           39,347,158
                                                                                                       --------------
      DISCOUNT STORES .4%
      Kmart Corp., DIP, 1.38%, 7/07/04 .........................................      5,750,000             5,691,304
                                                                                                       --------------
      DRUG STORE CHAINS .6%
      Rite Aid Corp., Term Loan, 5.188%, 3/15/05 ...............................      7,340,309             7,230,205
                                                                                                       --------------
      ELECTRIC UTILITIES 2.8%
      AES New York Funding LLC, Term Loan, 6.188%, 2/28/05 .....................      8,250,000             7,620,938
      Calpine Corp., Term Loan B, 5.188%, 3/08/04 ..............................      5,495,649             4,901,432
      Consumers Energy Co., Term Loan, 5.89 - 6.324%, 7/11/04 ..................      1,000,000             1,005,000
      Michigan Electric Transmission Co. LLC, Term Loan, 3.84%, 5/01/07 ........        990,013               988,775
      Mission Energy Holding,
        Term Loan A, 8.88%, 6/30/06 ............................................      1,298,701               324,675
        Term Loan B, 8.88%, 6/30/06 ............................................      3,701,299               925,325
      Pike Electric Inc., Term Loan, 4.625%, 4/17/10 ...........................      2,534,094             2,549,405
      Southern California Edison Co.,
        Term Loan A, 4.313%, 3/03/03 ...........................................      1,500,000             1,498,125
        Term Loan B, 4.813%, 3/01/05 ...........................................     15,000,000            14,978,910
      Westar Energy Inc., Term Loan, 4.38%, 6/05/05 ............................      1,996,581             1,964,137
                                                                                                       --------------
                                                                                                           36,756,722
                                                                                                       --------------
      ELECTRICAL PRODUCTS .2%
      Rayovac Corp., Term Loan B, 5.12 - 5.15%, 10/01/09 .......................      2,735,000             2,735,000
                                                                                                       --------------
      ELECTRONIC COMPONENTS .2%
      Seagate Technology HDD Holdings, Term Loan B, 3.375%, 5/13/07 ............      2,132,186             2,130,471
      Seagate Technology (US) Holdings, Term Loan B, 3.375%, 5/13/07 ...........        852,815               852,129
                                                                                                       --------------
                                                                                                            2,982,600
                                                                                                       --------------
      ELECTRONIC EQUIPMENT/INSTRUMENTS .2%
      Neptune Technology Group Inc., Term Loan B, 4.89%, 11/01/08 ..............      2,846,310             2,860,542
                                                                                                       --------------
      ELECTRONICS/APPLIANCES .4%
      Alliance Laundry Systems LLC, Term Loan, 4.88 - 6.75%, 7/31/09 ...........      4,740,933             4,691,546
                                                                                                       --------------
      ENGINEERING & CONSTRUCTION .7%
      Brand Services Inc., Term Loan B, 5.41%, 10/16/09 ........................      1,000,000             1,004,063
      URS Corp., Term Loan B, 4.84%, 8/22/08 ...................................      3,990,000             3,780,525
      Washington Group International (Morrison Knudsen),
       Synthetic Term Loan, 1.24%, 7/23/04 .....................................      4,500,000             4,410,000
                                                                                                       --------------
                                                                                                            9,194,588
                                                                                                       --------------

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      ENVIRONMENTAL SERVICES 1.3%
      Allied Waste Industries Inc.,
        Term Loan B, 4.188%, 7/30/06 ...........................................   $  6,450,057        $    6,432,203
        Term Loan C, 4.438%, 7/30/07 ...........................................      7,740,071             7,718,306
      Casella Waste Systems Inc., Term Loan B, 4.625%, 1/24/09 .................      1,000,000             1,006,667
      Mactec Inc., Term Loan B, 5.688%, 2/22/08 ................................      1,947,222             1,849,861
                                                                                                       --------------
                                                                                                           17,007,037
                                                                                                       --------------
      FINANCIAL CONGLOMERATES .4%
   e  Ares IV, Term Loan D, 144A, 7.40%, 12/22/12 ..............................      1,400,000               941,500
   e  Centurion II, Tranche D, 144A, 7.40%, 11/12/12 ...........................      2,500,000             1,266,406
   e  Clydesdale CLO, Tranche D, 144A, 7.864%, 3/22/13 .........................      2,000,000             1,696,250
   e  First Dominion Funding II, sub. floating rate deb., Series A-D,
       144A, 7.003%, 4/25/14 ...................................................      3,000,000             1,079,063
   e  Highland Legacy CLO I, Term Loan D, 144A, 7.957%, 6/01/11 ................      2,000,000               663,125
                                                                                                       --------------
                                                                                                            5,646,344
                                                                                                       --------------
      FOOD DISTRIBUTORS .1%
      Fleming Companies Inc., Term Loan, 4.625%, 6/18/08 .......................        762,665               747,984
                                                                                                       --------------
      FOOD RETAIL .1%
      Gate Gourmet LLC, Term Loan B, 9.50%, 12/21/07 ...........................      1,000,000               970,000
                                                                                                       --------------
      FOOD: MAJOR DIVERSIFIED 1.2%
      Birds Eye Foods Inc., Term Loan B, 4.34 - 4.77%, 8/08/08 .................      7,980,000             7,999,950
      Del Monte Corp., Term Loan B, 5.11 - 5.15%, 12/20/10 .....................      1,000,000             1,008,375
      International Multifoods, Term Loan B, 4.34 - 4.42%, 2/28/08 .............      1,326,907             1,332,831
      Merisant Corp., Term Loan B, 4.65%, 3/17/07 ..............................        962,212               962,663
      Nutrasweet,
        Second Lien Term Loan, 6.50%, 5/24/09 ..................................      3,000,000             2,992,500
        Term Loan B, 4.625%, 5/24/07 ...........................................        997,054               998,716
                                                                                                       --------------
                                                                                                           15,295,035
                                                                                                       --------------
      FOOD: MEAT/FISH/DAIRY .4%
      American Seafoods, Term Loan B, 4.65 - 6.50%, 4/15/09 ....................      1,467,277             1,473,468
      Suiza Foods Corp., Term Loan B, 3.65%, 12/21/08 ..........................      2,961,912             2,963,947
      Swift & Co., Term Loan B, 4.96 - 6.50%, 9/19/08 ..........................        997,500             1,001,241
                                                                                                       --------------
                                                                                                            5,438,656
                                                                                                       --------------
      FOOD: SPECIALTY/CANDY .2%
      Otis Spunkmeyer Inc., Term Loan B, 5.619%, 2/20/09 .......................      1,977,273             1,969,858
                                                                                                       --------------
      HOME FURNISHINGS .1%
      Aero Products International, Term Loan, 5.90%, 12/16/08 ..................        970,874               968,447
                                                                                                       --------------
      HOSPITAL/NURSING MANAGEMENT 1.4%
      Genesis Health Ventures Inc., Term Loan B, 4.88 - 4.90%, 3/30/07 .........      5,460,217             5,460,217
      Iasis Healthcare Corp.,
        Term Loan A, 4.88%, 9/30/04 ............................................      7,448,718             7,446,394
        Term Loan B, 5.63%, 9/30/06 ............................................      1,829,765             1,832,195

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      HOSPITAL/NURSING MANAGEMENT (CONT.)
      Triad Hospitals Inc., Term Loan B, 4.34%, 9/30/08 ........................   $    986,364        $      991,357
      Vanguard Health Systems Inc., Term Loan B, 4.40%, 1/03/10 ................      2,000,000             2,001,250
                                                                                                       --------------
                                                                                                           17,731,413
                                                                                                       --------------
      HOTEL/RESORTS/CRUISELINES 3.0%
      Extended Stay America Inc., Term Loan B, 4.34%, 7/01/07 ..................      8,591,216             8,496,352
      Wyndham International Inc.,
        Increasing Rate Note, 6.188%, 6/05/03 ..................................     16,243,131            13,359,976
      d Revolver, 2.00 - 5.188%, 6/30/05 .......................................      9,482,804             7,586,243
        Term Loan B, 6.188%, 6/30/04 ...........................................     12,111,784             9,591,855
                                                                                                       --------------
                                                                                                           39,034,426
                                                                                                       --------------
      INDUSTRIAL MACHINERY .6%
      Blount International Inc., Term Loan B, 5.84%, 6/30/06 ...................      2,251,494             2,214,907
      Flowserve Corp., Term Loan C, 4.188%, 6/30/09 ............................      1,595,354             1,591,366
      Gleason Corp., Term Loan B, 5.125 - 5.50%, 2/18/08 .......................      4,468,311             4,465,519
                                                                                                       --------------
                                                                                                            8,271,792
                                                                                                       --------------
      INDUSTRIAL SPECIALTIES .4%
      SC Johnson Commercial Markets, Term Loan B, 5.186%, 11/03/09 .............      5,000,000             5,023,830
                                                                                                       --------------
      MAJOR TELECOMMUNICATIONS 1.6%
      Alec Holdings Inc.,
        Term Loan B, 4.875%, 11/04/07 ..........................................      2,605,263             2,405,525
        Term Loan C, 4.625%, 5/14/08 ...........................................      2,344,737             2,164,973
   c  E.Spire Communications, Term Loan C, 8.25%, 8/01/06 ......................     16,877,867                    --
      GCI Holdings Inc., Term Loan, 7.91%, 10/30/04 ............................      2,000,000             1,995,000
      McLeod USA Inc., Term Loan B, 6.09%, 5/31/08 .............................      6,394,639             2,977,504
   c  Northpoint Communications Group Inc., Term Loan, 7.75%, 3/31/04 ..........      7,545,010                    --
   c  WCI Capital Corp., Term Loan B, 9.75%, 3/31/07 ...........................     30,500,000                    --
   c  Winstar Communications Inc., DIP, 7.25%, 12/30/03 ........................      5,035,549               708,502
   d  Worldcom Inc., DIP, 3.50%, 7/23/04 .......................................     10,000,000            10,000,000
                                                                                                       --------------
                                                                                                           20,251,504
                                                                                                       --------------
      MANAGED HEALTH CARE .1%
      Pacificare Health Systems Inc., Term Loan, 6.34%, 1/03/05 ................      1,460,325             1,462,150
                                                                                                       --------------
      MARINE SHIPPING .7%
      Great Lakes Transportation LLC, Term Loan, 5.375 - 5.438%, 3/23/08 .......      6,620,341             6,603,791
      Ingram Industries Inc., Term Loan B, 3.88 - 4.207%, 7/02/08 ..............      1,683,650             1,681,545
      United States Shipping LLC, Term Loan, 4.643 - 5.007%, 9/16/08 ...........        959,615               962,315
                                                                                                       --------------
                                                                                                            9,247,651
                                                                                                       --------------
      MEDIA CONGLOMERATES 1.6%
      Bridge Information Systems Inc.,
      c Multi Draw Term Loan, 7.00%, 5/29/03 ...................................        487,662                65,834
      c Revolver, 6.75%, 5/29/03 ...............................................          8,706                 1,175
      c Term Loan A, 7.00%, 5/29/03 ............................................        483,643                65,292
      c Term Loan B, 6.25%, 5/29/05 ............................................     14,685,421             1,982,532

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      MEDIA CONGLOMERATES (CONT.)
      Canwest Media Inc.,
        Term Loan B, 4.90%, 5/15/08 ............................................   $  7,719,200        $    7,726,171
        Term Loan C, 5.15%, 5/15/09 ............................................      4,823,317             4,827,673
      PEI Holdings, Term Loan B, 5.67 - 5.678%, 3/15/06 ........................      6,640,381             6,573,977
                                                                                                       --------------
                                                                                                           21,242,654
                                                                                                       --------------
      MEDICAL SPECIALTIES .3%
      PerkinElmer Inc., Term Loan B, 5.35%, 12/26/08 ...........................      4,000,000             4,040,000
                                                                                                       --------------
      MEDICAL/NURSING SERVICES 1.2%
      Alliance Imaging Inc., Term Loan C, 3.75 - 4.25%, 11/30/08 ...............      1,373,313             1,354,430
      DaVita Inc., Term Loan B, 4.353 - 4.822%, 3/31/09 ........................      9,408,632             9,435,682
      Team Health Inc., Term Loan B, 4.688%, 10/31/08 ..........................      5,000,000             4,887,500
                                                                                                       --------------
                                                                                                           15,677,612
                                                                                                       --------------
      MILITARY/GOVERNMENT/TECHNICAL .7%
      DigitalNet Inc., Term Loan, 5.83%, 12/10/07 ..............................      1,000,000               977,500
      DRS Technologies Inc., Term Loan, 4.59 - 4.72%, 9/28/08 ..................      2,468,772             2,485,231
      U.S. Investigations Services Inc., Term Loan, 7.25%, 1/02/08 .............      6,000,000             5,970,000
                                                                                                       --------------
                                                                                                            9,432,731
                                                                                                       --------------
      MISCELLANEOUS COMMERCIAL SERVICES 2.1%
      Burhmann N.V., Term Loan B, 5.659%, 10/26/07 (Netherlands) ...............     12,722,514            12,095,930
      Corrections Corp. of America, Term Loan B, 4.85 - 4.92%, 10/31/08 ........     12,377,557            12,397,670
      Iron Mountain Inc., Term Loan B, 3.625 - 4.031%, 2/15/08 .................        499,500               501,009
      Wackenhut Corrections Corp., Term Loan B, 6.00%, 12/10/08 ................      1,000,000               999,375
                                                                                                       --------------
                                                                                                           25,993,984
                                                                                                       --------------
      MISCELLANEOUS MANUFACTURING .9%
      General Cable Corp., Term Loan B, 6.375%, 5/27/07 ........................        194,253               156,131
      Mueller Group, Term Loan E, 4.09 - 4.51%, 5/31/08 ........................      7,950,025             7,936,113
      Rexnord Corp., Term Loan, 5.40%, 11/18/09 ................................      2,000,000             2,015,626
      Sanmina-Sci Corp., Term Loan B, 5.438%, 12/12/07 .........................      2,000,000             2,012,500
                                                                                                       --------------
                                                                                                           12,120,370
                                                                                                       --------------
      MOVIES/ENTERTAINMENT 6.7%
   d  AMC Entertainment Inc., Revolver, .50 - 1.50%, 4/10/04 ...................      4,000,000             3,893,332
      Carmike Cinemas Inc., Term Loan, 7.75%, 1/31/07 ..........................      1,883,791             1,863,384
      CH Operating LLC, Term Loan B, 5.875 - 5.938%, 6/21/07 ...................      4,258,621             4,221,358
      Fitness Holdings Worldwide,
        Term Loan B, 6.188 - 6.25%, 11/02/06 ...................................      4,544,667             4,419,689
        Term Loan C, 6.438 - 6.50%, 11/02/07 ...................................      9,381,648             9,123,653
      Hollywood Entertainment Corp., Term Loan, 4.87 - 4.89%, 3/31/08 ..........      3,000,000             3,003,126
      Hoops LP (Memphis Grizzlies), Term Loan A, 4.875%, 6/12/06 ...............      5,000,000             4,990,625
      Loews Cineplex Entertainment Corp., Term Loan A, 4.875%, 2/28/08 .........     27,480,951            27,022,926
      Metro-Goldwyn-Mayer Inc.,
        Term Loan A, 4.14%, 6/30/07 ............................................      8,000,000             7,965,000
        Term Loan B, 4.39%, 6/30/08 ............................................      4,000,000             3,982,500
      New Orleans Hornets NBA LP, Term Loan A, 4.625%, 6/30/04 .................      1,000,000               998,125
      Phoenix Suns, Term Loan B, 4.111%, 3/31/05 ...............................     12,000,000            11,970,000


                                                                              15

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      MOVIES/ENTERTAINMENT (CONT.)
      Regal Cinemas Inc., Term Loan C, 4.188%, 12/31/07 ........................   $    950,000        $      952,969
      Washington Football Group, Term Loan A, 4.324%, 10/07/07 .................      2,500,000             2,514,063
                                                                                                       --------------
                                                                                                           86,920,750
                                                                                                       --------------
      OFFICE EQUIPMENT/SUPPLIES .6%
      Imagistics International Inc., Term Loan B, 4.188%, 11/09/07 .............      7,785,537             7,775,805
                                                                                                       --------------
      OIL REFINING/MARKETING .6%
      Pacific Energy Group LLC, Term Loan B, 4.099%, 7/26/09 ...................      3,000,000             3,009,375
      Tesoro Petroleum Corp., Term Loan B, 7.50%, 9/30/07 ......................      4,449,734             4,116,004
                                                                                                       --------------
                                                                                                            7,125,379
                                                                                                       --------------
      OILFIELD SERVICES/EQUIPMENT .4%
      Veritas DGC Inc., Term Loan B, 8.00%, 2/07/07 ............................      5,000,000             4,950,000
                                                                                                       --------------
      OTHER CONSUMER SERVICES .6%
      Sotheby's Holdings Inc., Term Loan B, 5.21%, 2/11/03 .....................      7,692,308             7,653,846
                                                                                                       --------------
      OTHER CONSUMER SPECIALTIES .2%
      Herbalife International Inc., Term Loan, 5.77%, 7/31/08 ..................      2,500,000             2,490,625
                                                                                                       --------------
      OTHER METALS/MINERALS .3%
      Better Minerals & Aggregates, Term Loan B, 5.875 - 7.75%, 9/30/07 ........      4,710,526             4,086,382
                                                                                                       --------------
      OTHER TRANSPORTATION .8%
      Eurotunnel Finance Ltd., Tier 1 Jr Debt, 7.03%, 7/01/25 (United Kingdom) .      6,167,225 GBP         8,920,672
      Transcore Holdings Inc., Term Loan B, 5.09 - 7.00%, 10/31/06 .............      1,995,000             1,999,988
                                                                                                       --------------
                                                                                                           10,920,660
                                                                                                       --------------
      PHARMACEUTICALS: GENERIC .1%
      Alpharma Operating Corp., Term Loan B, 4.65 - 5.00%, 10/05/08 ............      1,244,174             1,239,508
                                                                                                       --------------
      PROPERTY-CASUALTY INSURANCE 1.0%
      White Mountains Insurance Group Inc., Term Loan B, 4.40%, 3/31/07 ........     12,524,390            12,473,516
                                                                                                       --------------
      PUBLISHING: BOOKS/MAGAZINES 2.0%
      Advanstar Communications,
        Term Loan A, 4.59%, 4/11/07 ............................................      2,942,825             2,795,684
        Term Loan B, 5.43%, 10/11/07 ...........................................      2,000,000             1,900,000
      American Media Inc., Term Loan C, 4.15 - 4.50%, 4/01/07 ..................        976,448               980,415
      BAI Finance LP, Term Loan C, 5.688%, 11/28/09 ............................      3,000,000             3,019,500
      F&W Publications Inc., Term Loan B, 5.44%, 12/31/09 ......................      1,983,333             1,973,417
      Primedia Inc., Term Loan B, 4.125 - 4.625%, 6/30/09 ......................        584,660               552,504
      R.H. Donnelley Corp., Term Loan B, 5.34%, 6/30/10 ........................      5,000,000             5,038,750
      Readers Digest Association Inc., Term Loan B, 3.70 - 4.00%, 5/20/08 ......        477,550               469,960
      Weekly Reader, Term Loan B, 5.36 - 5.40%, 11/08/06 .......................      4,738,776             4,679,541
      Yellow Book USA,
        Term Loan C, 4.84%, 3/31/10 ............................................      1,990,000             1,964,628
        Term Loan D, 4.34%, 3/31/09 ............................................      2,000,000             1,972,000
                                                                                                       --------------
                                                                                                           25,346,399
                                                                                                       --------------
      PUBLISHING: NEWSPAPERS .1%
      First DT Holdings Ltd. (Hollinger), Term Loan B, 4.688%, 9/30/09 .........      1,500,000             1,507,500
                                                                                                       --------------

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      PULP & PAPER 1.8%
      Alabama Pine & Pulp,
      c PIK Term Loan B, 5.34%, 6/30/05 ........................................   $  3,894,619        $       77,892
        PIK Term Loan C, 10.75%, 6/30/05 .......................................      6,247,202               124,944
        Revolver, 10.34%, 6/30/03 ..............................................      5,000,000             3,980,500
      c Term Loan A, 5.34%, 6/30/03 ............................................     37,105,162            16,637,955
      MDCP Acquisitions I,
        Term Loan B, 4.139%, 9/12/10 ...........................................      1,000,000               998,750
        Term Loan C, 4.639%, 9/12/11 ...........................................      1,000,000               998,750
                                                                                                       --------------
                                                                                                           22,818,791
                                                                                                       --------------
      RAILROADS .9%
      DM&E Railroad, Term Loan, 8.00%, 6/30/08 .................................      2,970,000             2,947,725
      Helm Holding Corp., Term Loan B, 5.103 - 5.176%, 10/18/06 ................      2,870,779             2,655,471
      RailAmerica Transportation Corp., Term Loan B, 3.938 - 4.00%, 5/21/09 ....      2,500,000             2,498,125
      Trinity Industries Inc., Term Loan, 4.656 - 4.969%, 6/07/07 ..............      2,985,000             2,992,089
                                                                                                       --------------
                                                                                                           11,093,410
                                                                                                       --------------
      REAL ESTATE INVESTMENT TRUSTS .5%
      Aimco, Term Loan, 3.96%, 2/06/04 .........................................      1,719,996             1,711,396
      Macerich Partnership LP, Term Loan B, 4.78%, 7/09/09 .....................        389,582               390,069
      Newkirk Master LP, Term Loan, 8.50%, 1/30/05 .............................      4,666,933             4,661,099
                                                                                                       --------------
                                                                                                            6,762,564
                                                                                                       --------------
      RENTAL/LEASING COMPANIES 1.9%
      Ashtead Group, Term Loan B, 4.398%, 6/30/07 ..............................     17,443,861            16,135,571
   d  Rent-A-Center Inc., Revolver, .25 - 1.25%, 7/31/04 .......................      1,984,654             1,925,115
      Rent-Way Inc., Term Loan B, 7.40%, 9/30/06 ...............................      4,946,547             4,600,289
      United Rentals Inc., Term Loan B, 4.35 - 5.10%, 9/30/07 ..................      1,336,504             1,330,155
                                                                                                       --------------
                                                                                                           23,991,130
                                                                                                       --------------
      RESTAURANTS .3%
      Dominos Inc., Term Loan B, 3.90%, 7/26/08 ................................        992,506               995,298
      Jack in the Box Inc., Term Loan B, 4.61%, 7/24/07 ........................      1,000,000             1,006,875
      O'Charleys Inc., Term Loan B, 5.34%, 1/15/09 .............................      1,000,000               998,125
                                                                                                       --------------
                                                                                                            3,000,298
                                                                                                       --------------
      SEMICONDUCTORS .5%
      ON Semiconductor Corp.,
        Term Loan A, 5.438%, 8/04/05 ...........................................         47,188                41,348
        Term Loan B, 5.438%, 8/04/06 ...........................................      2,534,622             2,272,712
        Term Loan C, 5.438%, 8/04/07 ...........................................      2,858,384             2,565,399
        Term Loan D, 5.438%, 8/04/07 ...........................................      1,864,724             1,661,469
                                                                                                       --------------
                                                                                                            6,540,928
                                                                                                       --------------
      SERVICES TO THE HEALTH INDUSTRY .4%
      Accredo Health Inc., Term Loan B, 4.12%, 4/15/09 .........................        992,500               993,741
      NDC Health Corp., Term Loan B, 5.47%, 11/30/08 ...........................      4,000,000             4,005,000
                                                                                                       --------------
                                                                                                            4,998,741
                                                                                                       --------------

FRANKLIN FLOATING RATE TRUST

                                                                                     PRINCIPAL
                                                                                      AMOUNT a              VALUE
---------------------------------------------------------------------------------------------------------------------------
   b  SENIOR FLOATING RATE INTERESTS (CONT.)
      SPECIALTY STORES .2%
      PETCO Animal Supplies Inc., Term Loan C, 4.34 - 4.38%, 10/02/08 ..........   $  2,984,496        $    2,994,757
                                                                                                       --------------
      SPECIALTY TELECOMMUNICATIONS .3%
   c  Global Crossing Holdings Ltd., Term Loan B, 8.25%, 8/15/06 ...............      2,477,298               468,435
   c  Pacific Crossing Ltd., Term Loan B, 5.50%, 7/28/06 .......................     21,312,525             1,065,626
      RCN Corp., Term Loan B, 7.00%, 6/03/07 ...................................      3,701,027             2,661,039
                                                                                                       --------------
                                                                                                            4,195,100
                                                                                                       --------------
      STEEL .5%
      LTV Corp., Term Loan, 5.985%, 10/31/04 ...................................      9,376,333             6,610,315
                                                                                                       --------------
      TOBACCO .4%
      Commonwealth Brands Inc., Term Loan, 5.375%, 8/22/07 .....................      4,708,333             4,702,448
                                                                                                       --------------
      TRUCKING .1%
      Flexi-Van Leasing Inc., Term Loan B, 4.31 - 4.82%, 9/20/07 ...............        997,500               998,747
                                                                                                       --------------
      TRUCKS/CONSTRUCTION/FARM MACHINERY .1%
      Terex Corp., Incremental Term Loan, 3.90%, 12/31/09 ......................        997,500               962,172
                                                                                                       --------------
      WATER UTILITES .2%
      National Waterworks Inc., Term Loan B, 6.50%, 11/27/09 ...................      2,000,000             2,015,626
                                                                                                       --------------
      WHOLESALE DISTRIBUTORS .6%
      Amscan Holdings Inc., Term Loan, 5.87%, 6/20/07 ..........................      1,000,000               992,500
      Wilmar Industries Inc., Term Loan B, 5.36%, 9/27/07 ......................      7,331,250             7,257,938
                                                                                                       --------------
                                                                                                            8,250,438
                                                                                                       --------------
      WIRELESS COMMUNICATIONS 1.9%
   c  Cricket Communications Inc., Term Loan, 6.375%, 6/30/07 ..................     10,000,000             2,425,000
      Nextel Communications Inc., Term Loan D, 4.438%, 3/31/09 .................      5,000,000             4,566,965
      Nextel Operations Inc.,
        Leveraged Lease I, 6.125%, 3/15/05 .....................................      2,466,962             2,133,922
        Leveraged Lease II, 4.65%, 2/08/07 .....................................     10,862,664             9,396,205
      Nextel Partners Inc., Term Loan C, 5.70%, 7/29/08 ........................      5,000,000             4,566,665
      Sygnet Wireless Inc., Term Loan C, 5.13%, 12/23/07 .......................      1,646,602             1,432,533
                                                                                                       --------------
                                                                                                           24,521,290
                                                                                                       --------------
      TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,147,008,451) ...............                        1,003,070,526
                                                                                                       --------------

                                                                                      SHARES
                                                                                   ------------
      COMMON STOCKS AND WARRANTS .3%
      ADVERTISING/MARKETING SERVICES
   f  DIMAC Holdings Inc., wts., 2/20/49 .......................................          4,109                    --
                                                                                                       --------------
      AUTO PARTS: O.E.M.
   f  Exide Technologies., wts., 3/18/06 .......................................         74,278                    --
                                                                                                       --------------
      COMMERCIAL PRINTING/FORMS
   f  Vertis Holdings Inc., wts., 6/30/11 ......................................         39,812                    --
                                                                                                       --------------
      MEDICAL/NURSING SERVICES
 e,f  Rotech Medical Corp. .....................................................         26,267                    --
                                                                                                       --------------

FRANKLIN FLOATING RATE TRUST

                                                                                     SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND WARRANTS (CONT.)
      PACKAGED SOFTWARE
 e,f  Rivus Internet Group Inc. ................................................         72,960        $           --
                                                                                                       --------------
      WIRELESS COMMUNICATIONS .3%
 f,g  Arch Wireless Inc. .......................................................      1,908,741             4,275,580
   f  Teligent Inc. ............................................................            460                    --
                                                                                                       --------------
                                                                                                            4,275,580
                                                                                                       --------------
      TOTAL COMMON STOCKS AND WARRANTS (COST $30,610,412) ......................                            4,275,580
                                                                                                       --------------
      PREFERRED STOCKS
      ADVERTISING/MARKETING SERVICES
   f  DIMAC Holdings, 20% PIK pfd. .............................................          4,109                    --
                                                                                                       --------------
      TOTAL PREFERRED STOCKS ...................................................                                   --
      CONVERTIBLE PREFERRED STOCKS (COST $1,232,448) .1%
      MEDICAL/NURSING SERVICES .1%
      Genesis Health Ventures Inc., 6.00%, cvt. pfd. ...........................         12,576             1,062,672
                                                                                                       --------------
      TOTAL CONVERTIBLE PREFERRED STOCKS .......................................                            1,062,672
                                                                                                       --------------
      TOTAL LONG TERM INVESTMENTS (COST $1,255,580,049)                                                 1,038,715,763
                                                                                                       --------------
      SHORT TERM INVESTMENTS (COST $225,849,310) 17.5%
   h  Franklin Institutional Fiduciary Trust Money Market Portfolio ............    225,849,310           225,849,310
                                                                                                       --------------
      TOTAL INVESTMENTS (COST $1,481,429,359) 97.9% ............................                        1,264,565,073
      OTHER ASSETS, LESS LIABILITIES 2.1% ......................................                           26,737,032
                                                                                                       --------------
      NET ASSETS 100.0% ........................................................                       $1,291,302,105
                                                                                                       ==============

CURRENCY ABBREVIATION:

GBP - British Pounds

aThe principal amount is stated in U.S. dollars unless otherwise indicated. bSenior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).
cSee Note 9 regarding defaulted securities.
dSee Note 1(h) regarding unfunded loan commitments.
eSee Note 10 regarding restricted securities.
fNon-income producing
gSee Note 11 regarding Holdings of 5% Voting Securities.
hSee Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

Assets:
 Investments in securities:

  Cost - Unaffiliated issuers ...............................  $1,451,203,170
  Cost - Non-controlled affiliated issuers ..................      30,226,189
                                                               ==============
  Value - Unaffiliated issuers ..............................   1,260,289,493
  Value - Non-controlled affiliated issuers .................       4,275,580
 Receivables:

  Investment securities sold ................................      62,879,358
  Capital shares sold .......................................         492,220
  Interest ..................................................       9,054,299
 Other assets ...............................................         126,974
                                                               --------------
      Total assets ..........................................   1,337,117,924
                                                               --------------
Liabilities:
 Payables:
  Investment securities purchased ...........................      10,914,481
  Affiliates ................................................       1,374,099
  Shareholders ..............................................       1,216,917
 Distributions to shareholders ..............................       2,254,543
 Funds advanced by custodian ................................       2,063,377
 Unfunded loan commitments (Note 1) .........................      27,593,781
 Other liabilities ..........................................         398,621
                                                               --------------
      Total liabilities .....................................      45,815,819
                                                               --------------
       Net assets, at value .................................  $1,291,302,105
                                                               ==============
Net assets consist of:
 Undistributed net investment income ........................      (5,982,571)
 Net unrealized appreciation (depreciation) .................    (216,493,312)
 Accumulated net realized gain (loss) .......................    (267,297,931)
 Capital shares .............................................   1,781,075,919
                                                               --------------
       Net assets, at value .................................  $1,291,302,105
                                                               ==============
Net asset value and maximum offering price per share
 ($1,291,302,105 [DIVIDE] 158,294,301
  shares outstanding) a .....................................           $8.16
                                                               ==============





aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

Investment income:
 Dividends ................................................................   $  1,612,247
 Interest .................................................................     44,538,933
                                                                              -------------
      Total investment income .............................................     46,151,180
                                                                              -------------
Expenses:
 Management fees (Note 5) .................................................      5,765,589
 Administrative fees (Note 5) .............................................        868,493
 Transfer agent fees (Note 5) .............................................      3,086,027
 Custodian fees ...........................................................          7,742
 Reports to shareholders ..................................................         52,548
 Registration and filing fees .............................................         58,022
 Professional fees ........................................................        174,329
 Trustees' fees and expenses ..............................................          2,057
 Amortization of organization costs (Note 1) ..............................          4,672
 Other ....................................................................        384,720
                                                                              -------------
      Total expenses ......................................................     10,404,199
                                                                              -------------
       Net investment income ..............................................     35,746,981
                                                                              -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................   (137,297,526)
  Foreign currency transactions ...........................................        130,890
                                                                              -------------
       Net realized gain (loss) ...........................................   (137,166,636)
Net unrealized appreciation (depreciation) on:
  Investments .............................................................    109,794,641
  Translation of assets and liabilities denominated in foreign currencies .        272,585
                                                                              -------------
       Net unrealized appreciation (depreciation) .........................    110,067,226
                                                                              -------------
Net realized and unrealized gain (loss) ...................................    (27,099,410)
                                                                              -------------
Net increase (decrease) in net assets resulting from operations ...........   $  8,647,571
                                                                              =============

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2002

                                                                             SIX MONTHS                  YEAR
                                                                                ENDED                    ENDED
                                                                           JANUARY 31, 2003          JULY 31, 2002
                                                                           -----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................   $   35,746,981           $   150,636,612
  Net realized gain (loss) from investments and
   foreign currency transactions .......................................     (137,166,636)             (116,136,805)
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies .......................      110,067,226              (126,879,661)
                                                                           -----------------------------------------
      Net increase (decrease) in net assets resulting
      from operations ..................................................        8,647,571               (92,379,854)
 Distributions to shareholders from net investment income ..............      (39,185,955)             (153,197,524)
 Capital share transactions (Note 2) ...................................     (458,089,940)             (806,679,853)
                                                                           -----------------------------------------
      Net increase (decrease) in net assets ............................     (488,628,324)           (1,052,257,231)
Net assets:

 Beginning of period ...................................................    1,779,930,429             2,832,187,660
                                                                           -----------------------------------------
 End of period .........................................................   $1,291,302,105           $ 1,779,930,429
                                                                           =========================================
Undistributed net investment income included in net assets:
 End of period .........................................................   $   (5,982,571)          $    (3,736,760)
                                                                           =========================================

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

D. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN FLOATING RATE TRUST

F. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

G. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. These commitments are disclosed in the accompanying Statement of Investments and Statement of Assets and Liabilities.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                         SIX MONTHS ENDED                        YEAR ENDED
                                                         JANUARY 31, 2003                      JULY 31, 2002
                                                ------------------------------------------------------------------------
                                                   SHARES            AMOUNT              SHARES              AMOUNT
                                                ------------------------------------------------------------------------
Shares sold ..................................    2,042,316      $  16,657,295          28,062,186      $   250,305,588
Shares issued in reinvestment
 of distributions ............................    3,069,722         24,916,463          11,096,664           97,874,769
Shares redeemed ..............................  (61,365,007)      (499,663,698)       (131,170,493)      (1,154,860,210)
                                                ------------------------------------------------------------------------
Net increase (decrease) ......................  (56,252,969)     $(458,089,940)        (92,011,643)     $  (806,679,853)
                                                ========================================================================


3. TENDER OF SHARES

On a quarterly basis, the Fund may make tender offers, the amount of which is determined by the Board of Trustees, for the repurchase of at least 5% but not more than 25% of the shares outstanding. The repurchase price is the net asset value on the tender offer expiration date.

FRANKLIN FLOATING RATE TRUST

4. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 19, 2003. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the period ended January 31, 2003, the Fund did not utilize the facility.

5. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

   ENTITY                                                         AFFILIATION
   -------------------------------------------------------------------------------------
   Franklin Advisers Inc. (Advisers)                              Investment manager
   Franklin Templeton Services LLC (FT Services)                  Administrative manager
   Franklin/Templeton Distributors Inc. (Distributors)            Principal underwriter
   Franklin/Templeton Investor Services LLC (Investor Services)   Transfer agent

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE    AVERAGE DAILY NET ASSETS
     ---------------------------------------------------------------------------
        .150%     First $200 million
        .135%     Over $200 million, up to and including $700 million
        .100%     Over $700 million, up to and including $1.2 billion
        .075%     In excess of $1.2 billion

Distributors received contingent deferred sales charges for the period of $128,540.

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.

6. INCOME TAXES

At January 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $1,488,406,674 was as follows:

        Unrealized appreciation ....................... $   7,786,524
        Unrealized depreciation .......................  (231,628,125)
                                                        --------------
        Net unrealized appreciation (depreciation) .... $(223,841,601)
                                                        ==============

FRANKLIN FLOATING RATE TRUST

At July 31, 2002, the Fund had tax basis capital losses of $2,115,134, which may be carried over to offset future capital gains. Such losses expire in 2009.

At July 31, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2001 of $127,009,562. For tax purposes, such losses will be reflected in the year ending July 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond premiums.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, and bond premiums.

7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2003 aggregated $205,224,916 and $672,789,803, respectively.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $1,612,247 of dividend income from investment in the Sweep Money Fund.

9. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 95.64% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. At January 31, 2003, the Fund held defaulted securities with a value aggregating $23,514,993 representing 1.82% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and those bonds for which the income is deemed uncollectible and provides an estimate for losses on interest receivable.

FRANKLIN FLOATING RATE TRUST

10. RESTRICTED SECURITIES

At January 31, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At January 31, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

  PRINCIPAL                                                                 ACQUISITION
AMOUNT/SHARES ISSUER                                                           DATE        COST           VALUE
-----------------------------------------------------------------------------------------------------------------
$1,400,000    Ares IV, Term Loan D, 144A, 7.40%, 12/22/12 .................  11/14/00   $1,400,000     $  941,500
$2,500,000    Centurion II, Tranche D, 144A, 7.40%, 11/12/12 ..............  11/07/00    2,500,000      1,266,406
$2,000,000    Clydesdale CLO, Tranche D, 144A, 7.864%, 3/22/13 ............   5/23/01    1,889,673      1,696,250
$3,000,000    First Dominion Funding II, sub. floating rate deb.,
                 Series A-D, 7.003%, 4/25/14 ..............................   5/03/99    2,991,559      1,079,063
$2,000,000    Highland Legacy CLO I, Term Loan D, 144A,
                 7.957%, 6/01/11 ..........................................   8/18/99    1,981,606        663,125
    72,960    Rivus Internet Group Inc. ...................................   5/10/00       18,240             --
    26,267    Rotech Medical Corp. ........................................   3/26/02      105,068             --
                                                                                                       ----------
              TOTAL RESTRICTED SECURITIES (.44% OF NET ASSETS) ............                            $5,646,344
                                                                                                       ==========


11. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at January 31, 2003 were as shown below.

                                                                                                          REALIZED
                     NUMBER OF SHARES                           NUMBER OF SHARES                           CAPITAL
                         HELD AT          GROSS       GROSS          HELD AT        VALUE AT    DIVIDEND    GAINS
NAME OF ISSUER     BEGINNING OF PERIOD  ADDITIONS  REDUCTIONS    END OF PERIOD   END OF PERIOD   INCOME    (LOSSES)
-------------------------------------------------------------------------------------------------------------------
Arch Wireless Inc.      1,618,619        290,122       --           1,908,741     $4,275,580      $--        $--
                                                                                  =================================

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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5 , 7
Franklin Money Fund 5 , 7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5 , 7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

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SEMIANNUAL REPORT
FRANKLIN FLOATING RATE TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Floating Rate Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

020 S2003 03/03   [RECYCLE LOGO] Printed on recycled paper